Summary of Significant Accounting Policies - Schedule of Net Revenue and Net Assets (liabilities) for Other Significant Geographic Regions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Revenue	$ 560,692	$ 410,280	$ 893,272	$ 886,403	$ 1,484,235	$ 3,640,796
United States [Member]
Net Revenue			19,374		435,608	178,886
Net Assets (Liabilities)	(2,751,781)		(2,751,781)		(4,375,933)
Republic of China (Taiwan) [Member]
Net Revenue			873,898		1,069,926	$ 3,461,910
Net Assets (Liabilities)	$ 583,613		$ 583,613		$ 669,365